CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ₫ in Millions		12 Months Ended
		Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)
Revenues	[1]	₫ 44,019,015	$ 1,808,876,721	₫ 27,883,821	[2]	₫ 13,927,746	[2]
Deduction of revenue in the free charging program in Vietnam		5,900,755	242,480,173
Related party
Revenues		₫ 13,482,800	$ 554,000,000	₫ 19,305,400		₫ 1,023,300

[1]	Including sales to related parties in 2022, 2023 and 2024 of VND1,023.3 billion, VND19,305.4 billion and VND13,482.8 billion (USD554 million), respectively.
[2]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).